CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 1,010	$ 141
Accounts receivable	388	672
Prepaids and deposits	29	19
Current Assets	1,427	832
Non-current
Deposits	212	246
Exploration and evaluation assets	8	970
Property and equipment	17,162	19,212
Total Assets	18,809	21,260
Current
Accounts payable and accrued liabilities	1,291	2,165
Loans from related parties	1,458	2,363
Flow-through shares liability	93	0
Derivative liability	0	153
Financial contract liability	6,752	7,226
Current Liabilities	9,594	11,907
Non-current
Loans from related parties	3,150	4,031
Decommissioning liability	3,971	3,776
Total liabilities	16,715	19,714
SHAREHOLDERS' EQUITY
Share capital	101,715	98,111
Contributed surplus	13,752	10,626
Deficit	(115,845)	(110,636)
Accumulated other comprehensive income	2,472	3,445
Total Shareholders' Equity	2,094	1,546
Total Liabilities and Shareholders' Equity	$ 18,809	$ 21,260